CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES:
Interest income on retail and other notes and finance leases	$ 61,716		$ 59,134							$ 178,572	$ 176,813	$ 238,330	$ 267,551	$ 123,559
Interest and other income from affiliates	97,921		94,807							290,971	284,697	382,006	376,383	185,625
Servicing fee income	207		349							801	1,320	1,747	3,340	57,941
Rental income on operating leases	33,674		34,375							99,666	103,829	137,729	140,989	138,404
Other income	17,541		18,634							50,877	54,145	71,187	75,250	49,210
Total revenues	211,059	210,195	207,299	207,683	205,822	218,867	218,781	212,808	213,095	620,887	620,804	830,999	863,551	702,200
Interest expense:
Interest expense to third parties	52,102		53,695							163,293	167,208	224,189	232,448	77,568
Interest expense to affiliates	9,412		10,113							27,111	35,906	44,645	80,584	102,564
Total interest expense	61,514	65,720	63,808	69,316	69,990	74,810	78,705	79,109	80,408	190,404	203,114	268,834	313,032	180,132
Operating expenses:
Fees charged by affiliates	14,912		14,863							47,195	45,549	62,945	61,464	57,192
Provision for credit losses	12,080		8,184							15,818	13,443	32,853	76,394	88,942
Depreciation of equipment on operating leases	27,021		27,684							80,415	84,631	110,314	117,848	116,169
Other expenses	8,158		9,644							26,185	27,567	35,651	43,158	54,278
Total operating expenses	62,171	71,388	60,375	59,468	51,347	64,707	65,782	96,515	75,968	169,613	171,190	242,578	302,972	354,049
Total expenses	123,685		124,183							360,017	374,304	511,412	616,004	534,181
INCOME BEFORE TAXES	87,374		83,116							260,870	246,500	319,587	247,547	168,019
Income tax provision	30,423	28,290	30,259	28,252	31,252	33,036	15,915	12,369	23,747	91,784	89,763	118,053	85,067	52,301
NET INCOME	56,951		52,857							169,086	156,737	201,534	162,480	115,718
Net income attributed to noncontrolling interest	(474)	(388)	(295)	(394)	(411)	(456)	(414)	(421)	(570)	(1,226)	(1,100)	(1,488)	(1,861)	(2,442)
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$ 56,477	$ 44,409	$ 52,562	$ 50,253	$ 52,822	$ 45,858	$ 57,965	$ 24,394	$ 32,402	$ 167,860	$ 155,637	$ 200,046	$ 160,619	$ 113,276